INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Direct equity interests in subsidiaries and jointly controlled companies [Text Block]

		Equity interests
Investees	Type of investment	31.12.2024	31.12.2023	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks") - wholly and directly controlling shareholder of TIS and TLF01	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP") - wholly and directly controlling company of Recicla V and Vale Saúde Sempre	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money I")	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Money Fundo de Investimento em Direitos Creditórios III ("Vivo Money III")	Controlled	100.00%	—%	Brasil	Credit Rights Investment Fund
Vivo Pay Holding Financeira Ltda ("Vivo Pay")	Controlled	100.00%	—%	Brasil	Equity participation in institutions authorized to operate by BACEN
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")	Joint control	50.00%	50.00%	Brasil	Training in professional and managerial development
GUD Comercializadora de Energia S.A. ("GUD")	Joint control	50.00%	—%	Brasil	Generation and commercialization of customized solutions in renewable energy
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint control	25.01%	25.01%	Brasil	Technical advice on telecommunications networks

Schedule of information on the jointly controlled subsidiaries of the Company

	12.31.2024
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	297,309	2,917	294,392	–	6,968
AIX	49,834	32,105	17,729	67,521	(1,648)
ACT	46	4	42	96	–
GUD	23,460	7,664	15,796	–	(4,842)
VIVAE	21,070	3,957	17,113	6,152	(5,307)
FiBrasil	2,025,664	1,157,880	867,784	391,831	(7,745)

	12.31.2023
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	240,018	1,727	238,291	—	5,556
AIX	50,097	30,720	19,377	69,083	246
ACT	46	4	42	95	2
VIVAE	18,096	2,410	15,686	73	(7,697)
FiBrasil	2,019,278	1,143,749	875,529	289,097	(39,057)

Schedule of changes in investments

	Joint control	Other investments	Total investments
Balance on December 31, 2022	352,101	348	368,195
Equity income by results	(10,710)	—	(10,710)
Dividends ( AIX and ACT) (Note 19.b.)	(51)	—	(51)
Capital contribution - cash and cash equivalents (VivaE)	3,117	—	3,117
Investments by subsidiary Vivo Ventures	—	26,191	26,191
Capital transactions	23	—	23
Bonus subscription exercise (FiBrasil)	57,001	—	57,001
Other comprehensive income	(4,806)	(90)	(4,896)
Balance on December 31, 2023	396,675	26,449	438,870
Equity income by results	(4,351)	—	(4,351)
Capital contribution - cash and cash equivalents (VivaE and GUD)	13,687	—	13,687
Investments by subsidiary Vivo Ventures	—	93,633	93,633
Other comprehensive income	24,566	(21)	24,545
Balance on December 31, 2024	430,577	120,061	566,384